PREPAID EXPENSES	12 Months Ended
Dec. 31, 2022
PREPAID EXPENSES
PREPAID EXPENSES
NOTE 9:-	PREPAID EXPENSES
Amortization of prepaid expenses (costs of obtaining contracts – see Note 2p) amounted to $788 in the year ended December 31, 2022 (2021- $852).